SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified				1 Months Ended
	Sep. 13, 2013 t newbuilding_contract	Aug. 14, 2013	Mar. 31, 2013 vessel	Oct. 31, 2013 Sanko Steamship Co. Ltd [Member]
Dividends payable per share		$ 0.175
Number of Newbuildings on Order	2		2
Number of Newbuildings which the company has an option to order	2
Capesize Drybulk Size Range	180,000
Proceeds from Legal Settlements				$ 756